Borrowings	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Borrowings
14.	Borrowings

Type	Drawn/ Maturities	Interest Rate	March 31, 2024	March 31, 2025
			US$	US$
Revolving loans	Nil (2024: June 13, 2025)	Nil (2024: 6.76% – 6.99%)	4,360,385	—
Trade financing	April 10, 2025 to July 18, 2025 (2024: April 2, 2024 to January 23, 2025)	5.70% – 6.56% (2024: 6.71% – 7.35%)	734,264	584,350
Export financing	May 15, 2025 to June 30, 2025 (2024: May 31, 2024 to January 14, 2025)	5.38% – 6.62% (2024: 6.37% – 7.59%)	2,089,465	4,504,250
Total			7,184,114	5,088,600

Borrowings, current portion			2,823,729	5,088,600
Borrowings, non-current portion			4,360,385	—
			7,184,114	5,088,600

Trade financing and export financing are usually settled within 120 (2024: 120) days from drawdown date.

Revolving loans were drawn down in a few tranches and the loans have been fully repaid as at March 31, 2025.

Interest expense for the years ended March 31, 2024 and 2025 amounted to US$399,226 and US$578,660 respectively.

The bank borrowings utilised by the Group are part of several general banking facilities granted to PFL and certain related parties. The general banking facilities are secured by

●	several corporate guarantees provided by PFL and certain related parties;

●	personal guarantees provided by ultimate beneficial shareholders;

●	certain properties and share mortgages of related parties;

●	money mortgage; and

●	fire insurance in favor of the banks.

The currency profiles of the Group’s borrowing as at the end of each reporting period are as follows:

	March 31, 2024	March 31, 2025
United States Dollar	1,704,681	3,126,631
Hong Kong Dollar	5,479,433	1,961,969
	7,184,114	5,088,600